Significant Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2010 Aegean NWE Business	Dec. 31, 2012 Las Palmas Business	Dec. 31, 2011 Las Palmas Business
Business Acquisition [Line Items]
Reduction in value of vessels acquired				$ 298
Increase in liabilities acquired				200
Amortization expense	$ 1,505	$ 1,461	$ 1,001		$ 601	$ 601